Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income (loss)	$ 111,512	$ 92,537	$ 131,777	$ (51,622)	$ (4,216)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for (recovery of) doubtful accounts	(33)	15	864	651	71
Provision for inventory obsolescence	4,537	523	2,964	1,099	400
Provision for inventory obsolescence related to Fitbit Force recall	0	0	0	10,251	0
Depreciation and amortization	12,372	2,964	6,131	3,012	1,179
Amortization of intangible assets	1,169	0	0	0	0
Write-off of property and equipment	0	0	1,004	1,712	0
Revaluation of redeemable convertible preferred stock warrant liability	56,655	6,821	13,272	3,370	37
Amortization of issuance costs and discount on debt	484	614	795	82	24
Stock-based compensation	25,684	3,445	6,804	620	132
Change in contingent consideration	(7,704)	0	0	0	0
Deferred income taxes	(32,288)	(26,693)	(42,001)	0	0
Excess of tax benefit from stock-based compensation	0	0	(13)	(38)	0
Accretion (amortization) of discount (premium) on marketable securities, net	(560)	0	0	0	0
Changes in operating assets and liabilities, net of acquisition:
Accounts receivable	(5,500)	2,676	(158,788)	(55,630)	(20,131)
Inventories	(165,153)	(4,723)	(61,595)	(47,376)	(9,369)
Prepaid expenses and other assets	(4,664)	(3,421)	(9,679)	(2,225)	(846)
Fitbit Force recall reserve	(10,817)	(51,909)	(60,462)	72,687	0
Accounts payable	119,768	(16,466)	123,761	50,881	14,340
Accrued liabilities and other liabilities	30,657	2,185	47,733	27,043	7,882
Deferred revenue	17,520	2,598	3,403	859	3,529
Income taxes payable	(28,159)	(7,577)	12,804	17,795	84
Net cash provided by (used in) operating activities	125,480	3,589	18,774	33,171	(6,884)
Cash Flows from Investing Activities
Change in restricted cash	0	2,310	2,310	(2,310)	0
Purchase of property and equipment	(17,748)	(17,885)	(26,495)	(7,524)	(2,505)
Purchase of marketable securities	(124,713)	0	0	0	0
Sales of marketable securities	12,070	0	0	0	0
Acquisitions, net of cash acquired	(11,037)	0	0	0	0
Net cash used in investing activities	(141,428)	(15,575)	(24,185)	(9,834)	(2,505)
Cash Flows from Financing Activities
Net proceeds from initial public offering	420,885	0	0	0	0
Proceeds from issuance of debt and revolving credit facility, net debt discount	160,000	38,000	163,000	2,830	7,872
Repayment of debt	(294,503)	(41,346)	(41,346)	(596)	(58)
Payment of issuance costs	0	(2,575)	(2,575)	(45)	(69)
Payments of offering costs	(4,772)	0	0	0	0
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	0	0	0	42,811	0
Proceeds from exercise of stock options	940	32	97	205	4
Excess of tax benefit from stock-based compensation	0	0	13	38	0
Proceeds from exercise of redeemable convertible preferred stock warrants	0	75	75	0	0
Net cash provided by (used in) financing activities	282,550	(5,814)	119,264	45,243	7,749
Net increase (decrease) in cash and cash equivalents	266,602	(17,800)	113,853	68,580	(1,640)
Effect of exchange rate on cash and cash equivalents	52	29	45	0	0
Cash and cash equivalents at beginning of period	195,626	81,728	81,728	13,148	14,788
Cash and cash equivalents at end of period	462,280	63,957	195,626	81,728	13,148
Supplemental Disclosure
Cash paid for interest	374	820	835	999	87
Cash paid for income taxes	120,774	16,831	34,616	12,930	2
Supplemental Disclosure of Non-Cash Investing and Financing Activity
Conversion of redeemable convertible preferred stock into Class B common stock	67,814	0
Reclassification of redeemable convertible preferred stock warrant liability to additional paid in capital	72,452	0	0	0	0
Issuance of redeemable convertible preferred stock upon net exercise of redeemable convertible preferred stock warrants	56,678	1,503	0	0	0
Purchase of property and equipment included in accounts payable	6,344	4,872	2,492	1,904	121
Issuance of redeemable convertible preferred stock warrants in connection with debt financing	0	0	0	170	410
Deferred offering costs included in accounts payable and accruals	354	0	0	0	0
Issuance of common stock in connection with acquisitions	13,317	0	0	0	0
Contingent consideration related to acquisitions	$ 7,704	$ 0	$ 0	$ 0	$ 0